STOCK REPURCHASE PROGRAM (Details) (USD $)	12 Months Ended
Dec. 31, 2012
STOCK REPURCHASE PROGRAM [Abstract]
Number of shares authorized for repurchase	500,000
Shares repurchased	98,041
Value of shares repurchased	$ 96,608